Parent Entity Information (Unaudited) (Details) - Schedule of Comprehensive Income - Parent [member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Parent Entity Information (Unaudited) (Details) - Schedule of Comprehensive Income [Line Items]
Loss after income tax	$ (4,147,703)	$ (6,524,857)	$ (7,158,129)
Other comprehensive income
Total comprehensive loss	$ (4,147,703)	$ (6,524,857)	$ (7,158,129)